Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net loss per Class A common stock, basic and diluted (in Dollars per share)	$ (1.84)	$ (4.68)	$ (7.90)	$ (6.47)	$ (19.06)	$ (4.33)